Exhibit 99.36

j.p. morgan acceptance corporation ii abs-15g

JPMMT 2026-VIS1 J.P. Morgan

Opus Capital Markets Consultants, LLC

5718 Westheimer Rd – Suite 1000| Houston, TX 77057 | www.opuscmc.com | 224.632.1300

Executive Narrative

February 5, 2026

Performed by

Opus Capital Markets Consultants, LLC

For

JPMorgan

The report summarizes the results of a due diligence review performed on a pool of 120 loans, of which were purchased by J.P. Morgan Chase Bank, National Association, as successor by merger to J.P. Morgan Mortgage Acquisition Corp. (“Customer”) from an originator (the “Originator”) who is a client of Opus Capital Markets Consultants, LLC (“Consultant”) under a reliance letter, and for which the Originator provided Consultant with a data tape, from which, in each case, 100% of the loan population was chosen and loaded into the LauraMac underwriting software. Consultant performed a detailed credit and compliance review of all loans.

As detailed herein, the pool contains one-hundred and twenty (120) ATR/QM Exempt credit and compliance loans, all of which are DSCR, and were re-underwritten in accordance with the lender guidelines in terms of Exhibit A.

EXHIBIT A

DSCR Loan Review

A re-underwriting review was conducted in order to verify that the requisite underwriting guidelines as specified by Client (the “Underwriting Guidelines”) were met. Confirmation of the loan terms were performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review guidelines consisted of the following:

Borrower Underwriting:

●	Borrower Liquidity: Review and confirm borrower’s liquidity position adheres to Underwriting Guidelines.
●	Credit / Background Check: Review and confirm each guarantor and/or owner of the borrowing entity requirements meet Underwriting Guidelines, including OFAC.
●	Property management questionnaire: Review the questionnaire to confirm management experience meets Underwriting Guidelines.
●	Borrowing Entity: Confirm the entity is in good standing and duly formed (if applicable documents are in the file). Verify the individual signing on behalf of the organization has the authority to bind the entity (if applicable documents are in the file).
●	Loan-to-Value (LTV)/Loan-to-Cost (LTC) Limits: Confirm the LTV/LTC meets Underwriting Guidelines per Underwriting Guidelines.
●	Permitted Loan Terms: Confirm the loan terms are eligible per the Underwriting Guidelines.
●	Property Requirements and Market Requirements: Confirm the loan Property and Market Requirements are eligible per the Underwriting Guidelines.
●	DSCR—ensure components of Debt Service Coverage Ratio are identified correctly: Recalculation of DSCR

Title Insurance Requirements are met per Guidelines only as follows

Confirm Loss payee language must be present and required insurance policies and coverage amounts meet the Underwriting Guidelines.

●	Condominium Eligibility: Confirm Condo Master Policy is present and meets the Underwriting Guidelines

●	Property Insurance: Confirm each mortgaged property has a policy in place and proper coverage amount in adherence to the Underwriting Guidelines.
●	Preliminary/Commitment Title: Review and confirm first lien holder position, validate no loan file discrepancies, delinquent taxes, and/or additional liens at time of consummation.

Credit Document Check

●	Loan Application: Verify the presence and completeness of both the initial and final loan applications.
●	Credit Report: Verify the presence of a credit report for each borrower. Confirm that the credit report was pulled within the timing requirements allowable per the Client provided underwriting guidelines.
●	Housing Payment History: In the absence of housing payment histories on the borrower(s) credit report(s), verify that that the file contains a verification of rent or a verification of mortgage form.
●	Letters of Explanation: When Letters of Explanation are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.
●	Gift Letters: When Gift Letters are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.
●	Asset Documentation: Verify the presence of asset documentation required by the Client provided underwriting guidelines in the loan file.
●	Property Valuation Tools: Verify that each loan file contains adequate appraisal and other third party valuation tools to satisfy the minimum required documentation under the relative Client provided underwriting guidelines.
●	Proof of Insurance: Verify the presence of insurance certificates for mortgage, hazard and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Client provided underwriting guidelines.

Compliance

●	No compliance testing for the DSCR review.

Pool Details

Purpose
Type	Count	% of Pool
Cash out Refi	27	22.50%
Purchase	80	66.67%
Rate / Term Refi	13	10.83%
Total	120	100.00%

Property Type
Type	Count	% of Pool
Single Family Detached	69	57.50%
Single Family Attached	6	5.00%
Co-op	0	0.00%
Condo, Low Rise	9	7.50%
Condo, High Rise	0	0.00%
PUD	20	16.66%
2 Family	12	10.00%
3 Family	2	1.67%
4 Family	2	1.67%
Total	120	100.00%

Occupancy
Type	Count	% of Pool
Primary Residence	0	0.00%
Second Home	0	0.00%
Investment Property	120	100.00%
Total	120	100.00%

Product Type
Type	Count	% of Pool
Fixed	120	100.00%
ARM	0	0.00%
Total	120	100.00%

Tape Discrepancies

Data Element	Count	Accuracy
Appraised Value	2	94.59%
CLTV	13	64.86%
FICO	3	91.89%
LTV	13	64.86%
Occupancy	2	94.59%
Property Address	2	94.59%
Units	2	94.59%
Total Loans	37

Multiple Loans to One Borrower: TPR firm reviewed common identifiers for all loans in the population and confirmed there were seven obligors with multiple loans in the pool.

Property Inspection Waivers: No loans had a Property Inspection Waiver.

Loan Grading Definitions

Credit

S&P	Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moody’s	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Property Valuation

Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not affect value or habitability
C	C	C	C	Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
A	First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	First Level Review Value is greater than a 10% variance to the original appraisal but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not affect value or habitability
C	Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated February 5, 2026.

Overall Grade Summary			Overall Grade Summary
DBRS, Kroll, and Moody’s NRSRO Grade	# of Loans	% of Loans	S&P NRSRO Grade	# of Loans	% of Loans
A	118	98.33%	A	117	97.50%
B	2	1.67%	B	3	2.50%
C	0	0.00%	C	0	0.00%
D	0	0.00%	D	0	0.00%
Compliance Grade Summary			Compliance Grade Summary
DBRS, Kroll, and Moody’s NRSRO Grade	# of Loans	% of Loans	S&P NRSRO Grade	# of Loans	% of Loans
A	120	100.00%	A	120	100.00%
B	0	0.00%	B	0	0.00%
C	0	0.00%	C	0	0.00%
D	0	0.00%	D	0	0.00%
Credit Grade Summary			Credit Grade Summary
DBRS, Kroll, and Moody’s NRSRO Grade	# of Loans	% of Loans	S&P NRSRO Grade	# of Loans	% of Loans
A	118	98.33%	A	118	98.33%
B	2	1.67%	B	2	1.67%
C	0	0.00%	C	0	0.00%
D	0	0.00%	D	0	0.00%
Property Grade Summary			Property Grade Summary
DBRS, Kroll, and Moody’s NRSRO Grade	# of Loans	% of Loans	S&P NRSRO Grade	# of Loans	% of Loans
A	120	100.00%	A	119	99.17%
B	0	0.00%	B	1	0.83%
C	0	0.00%	C	0	0.00%
D	0	0.00%	D	0	0.00%

Loans Reviewed (120)

305024919	304907227	304893977	304903226	304892643
304889339	304887780	304894310	304904441	305024783
304828421	304867868	304895010	305012676	304897601
304904535	304897611	304896712	304904638	304909031
304904424	304897610	305013421	304909837	304904423
304891131	304897609	304896710	304909040	304889331
304898189	304897608	304896401	304905104	304891040
305013604	304871980	305013420	305012751	304893471
304993665	304872527	304897355	305025544	304908617
304902305	304909047	305011927	305012448	304905007
304909414	304873982	304904648	304909406	304911746
304896358	305013606	304894315	305027065	304897599
304889689	304874740	305013378	304909827	304898183
304889687	304905199	304898418	304909826	304896998

304868247	304905198	304898192	305013649	305012440
304902333	304905196	304909420	304911392	304904531
304873919	304889740	304909841	304993652	304905003
304908639	304897017	304898416	305013415	305024980
304891154	304893693	304993666	304911748	305013356
304894316	304893416	304898415	305024929	304907209
304858401	304898197	304908701	304909824	304909393
304871430	304904454	304904549	305013359	305012656
304889683	304893929	304905012	304896709	304993643
304889682	304896718	304907225	305012663	304911006

If you have any questions, please contact Uriah Clavier at Uriah.Clavier@opuscmc.com